BUSINESS SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Reconciliation of Operating Profit (Loss) from Segments to Consolidated

The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to Holdings for the nine months ended September 30, 2018 and 2017, respectively:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Net income (loss) attributable to Holdings	$(118)	$351
Adjustments related to:
Variable annuity product features	1,829	738
Investment (gains) losses	(44)	32
Goodwill impairment	—	369
Net actuarial (gains) losses related to pension and other postretirement benefit obligations	182	101
Other adjustments	229	61
Income tax expense (benefit) related to above adjustments	(461)	(446)
Non-recurring tax items	45	(92)

Non-GAAP Operating Earnings	$1,662	$1,114

Operating earnings (loss) by segment:
Individual Retirement	$1,207	$844
Group Retirement	287	193
Investment Management and Research	274	138
Protection Solutions	160	54
Corporate and Other(1)	(266)	(115)

(1)	Includes interest expense of $171 million and $104 million, for the nine months ended September 30, 2018 and 2017, respectively.

The table below presents operating earnings (loss) by segment and Corporate and Other and a reconciliation to Net income (loss) attributable to Holdings for the years ended December 31, 2017, 2016 and 2015, respectively:

	Years Ended December 31,
	2017	2016 (as restated)	2015
	(in millions)
Net income (loss) attributable to Holdings	834	1,254	325
Adjustments related to:
Variable annuity product features	1,107	2,143	1,778
Investment (gains) losses	191	(1,983)	15
Goodwill impairment	369	—	—
Net actuarial (gains) losses related to pension and other postretirement benefit obligations	135	140	137
Other adjustments	119	(7)	(130)
Income tax expense (benefit) related to above adjustments	(644)	(93)	(615)
Non-recurring tax items	(76)	(63)	(103)

Non-GAAP Operating Earnings	$2,035	$1,391	$1,407

Operating earnings (loss) by segment:
Individual Retirement	1,252	1,167	1,091
Group Retirement	283	167	169
Investment Management and Research	211	161	173
Protection Solutions	502	77	114
Corporate and Other(1)	(213)	(181)	(140)

(1)	Includes interest expense of $138 million, $161 million, and $131 million, in 2017, 2016 and 2015, respectively.

Reconciliation of Revenue from Segments to Consolidated

The table below presents segment revenues for the nine months ended September 30, 2018 and 2017:

	Nine Months Ended September 30,
	2018	2017
	(in millions)
Segment revenues:
Individual Retirement(1)	$2,873	$3,058
Group Retirement(1)	745	685
Investment Management and Research(2)	2,602	2,307
Protection Solutions(1)	2,378	2,330
Corporate and Other(1)	861	965
Adjustments related to:
Variable annuity product features	(2,539)	162
Investment gains (losses)	44	(32)
Other adjustments to segment revenues	(41)	63

Total revenues	$6,923	$9,538

(1)	Includes investment expenses charged by AB of approximately $49 million and $46 million for the nine months ended September 30, 2018 and 2017, respectively, for services provided to the Company.
(2)

Inter-segment investment management and other fees of approximately $75 million and $67 million for the nine months ended September 30, 2018 and 2017, respectively, are included in total revenues of the Investment Management and Research segment.

The table below presents segment revenues and Corporate and Other revenues for the years ended December 31, 2017, 2016 and 2015.

	Years Ended December 31,
	2017	2016 (as restated)	2015
	(in millions)
Segment revenues:
Individual Retirement(1)	4,374	3,703	3,202
Group Retirement(1)	942	801	795
Investment Management and Research(2)	3,216	2,933	3,024
Protection Solutions(1)	3,057	3,129	2,977
Corporate and Other(1)	1,212	1,256	1,405
Adjustments:
Variable annuity product features	(214)	(2,132)	(1,455)
Investment gains (losses)	(191)	1,983	(15)
Other adjustments to segment revenues	64	90	110

Total revenues	12,460	11,763	10,043

(1)	Includes investment expenses charged by AB of approximately $68 million, $60 million, and $57 million for 2017, 2016 and 2015, respectively, for services provided to the Company.
(2)

Inter-segment investment management and other fees of approximately $96 million, $86 million, and $84 million for 2017, 2016 and 2015, respectively, are included in segment revenues of the Investment Management and Research segment.

Reconciliation of Assets from Segment to Consolidated

The table below presents Total assets by segment as of September 30, 2018 and December 31, 2017:

	September 30, 2018	December 31, 2017
	(in millions)
Total assets by segment:
Individual Retirement	$111,890	$121,713
Group Retirement	43,398	38,578
Investment Management and Research(1)	10,038	10,057
Protection Solutions(1)	48,124	43,157
Corporate and Other(1)	21,001	22,110

Total assets	$234,451	$235,615

(1)	Amounts for December 31, 2017 as previously reported were: Investment Management and Research of $8,297 million, Protection Solutions of $43,116 million and Corporate and Other of $23,934 million.

The table below presents total assets by segment and Corporate and Other as of December 31, 2017 and 2016:

	December 31,
	2017	2016 (as restated)
	(in millions)
Total assets by segment:
Individual Retirement	$121,713	$104,857
Group Retirement	$38,578	$32,805
Investment Management and Research	$10,057	$10,065
Protection Solutions	$43,157	$44,457
Corporate and Other	$22,110	$24,461

Total assets	$235,615	$216,645